Bank loans	12 Months Ended
Dec. 31, 2018
Disclosure Of Bank Loans [Abstract]
Disclosure of loans and advances to banks [text block]
13.	Bank loans

The movement is presented below:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	96,215	55,000	285,302

New loans	95,000	341,215	200,500
Disbursements	(95,000)	(300,000)	(442,957)
Sale of subsidiary	(1,215)	-	-
Exchange difference	-	-	12,155

Final balance	95,000	96,215	55,000

As of December 31, 2018 and 2017, bank loans were obtained for working capital purposes, have current maturity and accrue interest at market annual rates ranging from 2.00% to 3.13% as of December 31, 2018 (1.15% to 6.85% as of December 31, 2017).